Digital Assets	9 Months Ended
Mar. 31, 2025
Digital Assets
Digital Assets

Note 5. Digital Assets

The following table summarizes the Company’s digital asset holdings as of:

	March 31,	June 30,
	2025	2024
Approximate number of Solana Tokens held	359	-
Digital asset carrying value	$44,732	$-

The following table summarizes the Company’s digital asset purchases, losses (gains) on digital assets for the three months ended March 31, 2025 and for the three months ended March 31, 2024:

	Three Months Ended
	March 31,
	2025	2024
Approximate number of Solana Tokens purchased	359	-
Digital asset purchases	$50,000	$-
Unrealized (loss) on digital assets	$(5,268)	$-

The following table summarizes the Company’s digital asset purchases, losses (gains) on digital assets for the nine months ended March 31, 2025 and for the nine months ended March 31, 2024:

	Nine Months Ended
	March 31,
	2025	2024
Approximate number of Solana Tokens purchased	359	-
Digital asset purchases	$50,000	$-
Unrealized (loss) on digital assets	$(5,268)	$-

The Company did not sell any of its Digital Assets during the three and nine months ended March 31, 2025 or 2024, respectively.  The Company valued the Solana Tokens at $124.60 per token the market price on March 31, 2025.